Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
A reconciliation of investments per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Total investments per financial statements	$9,317,819	$8,083,350

Total notes receivable per financial statements	69,160	64,574
Deemed distributions	(2,611)	(2,466)
Total notes receivable per Form 5500	66,549	62,108

Total investments per Form 5500	$9,384,368	$8,145,458

A reconciliation of total deductions from net assets per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

2025
(in thousands)

Total deductions from net assets per financial statements	$1,025,536
Deemed distributions offset against plan assets	(141)
New deemed distributions	286
Total expenses per Form 5500	$1,025,681

A reconciliation of amounts per the financial statements to the annual report filed on Form 5500, Schedule H as required by the Department of Labor follows.

	2025	2024
	(in thousands)

Net assets available for plan benefits per the financial statements	$9,449,351	$8,208,332
Deemed distributions	(2,611)	(2,466)
Net assets available for plan benefits per the Form 5500	$9,446,740	$8,205,866

	2025
	(in thousands)

Total net increase after asset transfers per the financial statements	1,241,019
Changes in deemed distributions	(145)
Total net income per the Form 5500	1,240,874